Equity Incentive Plan - Non Vested Options (Detail) - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Nonvested options, beginning balance		129,451	184,920
Granted		79,415	26,631	51,090
Vested			(62,100)
Forfeited/exercised			(20,000)
Nonvested options, ending balance			129,451	184,920
Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value, Nonvested options, beginning balance		$ 2.37	$ 2.16
Weighted average grant date fair value, Granted	[1]	$ 4.99	3.52	$ 3.43
Weighted average grant date fair value, Vested			2.37
Weighted average grant date fair value, Forfeited/exercised			1.96
Weighted average grant date fair value, Nonvested options, ending balance			$ 2.37	$ 2.16

[1]	The fair value (present value of the estimated future benefit to the option holder) of each option grant is estimated on the date of grant using the Black-Scholes option pricing model.